CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE SENIOR NOTES
Schedule of the inputs to the models that were used to value the embedded derivatives

	December 31, 2015	December 31, 2014
Stock Price	$0.20	$0.64
Maturity Date	December 31, 2019	December 31, 2019
Risk-Free Interest Rate	1.54%	1.75%
Estimated Stock Volatility	40.00%	40.00%
Default Intensity	2.00%	2.00%
Recovery Rate	30.00%	30.00%

Type of Event	Expected Date	Probability of Event
Mandatory Redemption	April 17, 2017	80%
Conversion Option	October 17, 2017	10%
Note Reaches Maturity	December 31, 2019	10%